Related Party Balances and Transactions (Details) - Schedule of Amount Due from and Due to Related Parties - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Mr. Siu Wing Fung, Alfred (“Mr. Siu”) and Ms. Fong Hei Yue, Tina (“Ms. Fong”) [Member]
Related Party Transaction [Line Items]
Relationship		Shareholders and directors (note 1)		Shareholders and directors (note 1)	[1]
Due to Related Parties			$ 354,285	$ 2,240,872
Harcourt Limited [Member]
Related Party Transaction [Line Items]
Relationship	[2]			A related company (note 2)
Due to Related Parties				$ (110,773)

[1]	Ms. Fong is the spouse of Mr. Siu. As of December 31, 2023 and 2022, the due from shareholders balance was $354,285 and $2,240,872, respectively.
[2]	The directors and shareholders of Harcourt Limited are Mr. Siu and Ms. Fong, Harcourt Limited therefore has the common ultimate beneficial owners with the Company.